Insurance Contract Liabilities	12 Months Ended
Dec. 31, 2023
Insurance Contract Liabilities
Insurance Contract Liabilities
8.	Insurance Contract Liabilities

	December 31, 2023			December 31, 2022
	PAA	GMM(1)	Total	PAA	GMM(1)	Total
Insurance contracts issued	41,863.4	4,471.4	46,334.8	36,549.5	3,504.9	40,054.4
Assets for insurance acquisition cash flows	(160.0)	(3.4)	(163.4)	(147.8)	—	(147.8)
Insurance contract liabilities	41,703.4	4,468.0	46,171.4	36,401.7	3,504.9	39,906.6
(1)

Includes insurance contracts issued measured under the GMM within Global Insurers and Reinsurers of $396.9 (2022 - nil), International Insurers and Reinsurers of $356.3 (2022 -$375.6) and Life insurance and Run-off of $3,718.2 (2022 - $3,129.3). Insurance contracts issued under the GMM include a LRC of $3,122.6 (2022 - $2,515.9) and a LIC of $1,348.8 (2022 - $989.0).

Insurance contracts issued, measured under the PAA by reporting segment and excluding intercompany balances, were as follows:

	Property and Casualty Insurance and Reinsurance										Life
	North American			Global Insurers			International Insurers				insurance
	Insurers			and Reinsurers			and Reinsurers			Total	and Run-off	Consolidated
	LRC	LIC	Total	LRC	LIC	Total	LRC	LIC	Total
2023
January 1	1,065.4	7,972.4	9,037.8	449.2	24,283.9	24,733.1	386.3	2,332.6	2,718.9	36,489.8	59.7	36,549.5
December 31	1,140.8	9,005.2	10,146.0	1,071.0	25,937.2	27,008.2	1,399.0	3,239.5	4,638.5	41,792.7	70.7	41,863.4

2022
January 1	923.1	7,926.2	8,849.3	738.9	22,751.9	23,490.8	430.0	2,645.5	3,075.5	35,415.6	52.4	35,468.0
December 31	1,065.4	7,972.4	9,037.8	449.2	24,283.9	24,733.1	386.3	2,332.6	2,718.9	36,489.8	59.7	36,549.5

Movements in insurance contracts issued

An analysis of the liability for remaining coverage and the liability for incurred claims for insurance contracts issued by the property and casualty insurance and reinsurance reporting segments measured under the PAA for the year ended December 31 were as follows:

Year ended December 31, 2023

	Property and Casualty Insurance and Reinsurance
		Liability for incurred claims
			Risk
			adjustment
			for
	Liability for	Estimates of	non-
	remaining	present value of	financial
	coverage(1)	future cash flows	risk	Total
Balance - January 1	1,900.9	32,108.9	2,480.0	36,489.8

Changes in the consolidated statement of comprehensive income:
Insurance revenue	(26,095.0)	—	—	(26,095.0)
Incurred claims and other insurance service expenses(2)	(16.2)	16,480.6	971.2	17,435.6
Amortization of acquisition costs and other(3)	4,654.1	—	—	4,654.1
Prior year reserve development and release of risk adjustment on prior year claims(4)	—	(73.3)	(794.7)	(868.0)
Insurance service expenses	4,637.9	16,407.3	176.5	21,221.7
Insurance service result	(21,457.1)	16,407.3	176.5	(4,873.3)
Net finance expense from insurance contracts(5)	4.2	1,965.7	—	1,969.9
Foreign exchange effects and other	23.8	90.1	(28.1)	85.8
Total changes in the consolidated statement of comprehensive income	(21,429.1)	18,463.1	148.4	(2,817.6)
Cash flows:
Premiums received(6)	27,191.2	—	—	27,191.2
Claims and other insurance service expenses paid, including investment components(7)	—	(15,537.9)	—	(15,537.9)
Insurance acquisition cash flows(8)	(5,196.6)	—	—	(5,196.6)
Changes in funds withheld	142.3	(21.8)	—	120.5
	22,136.9	(15,559.7)	—	6,577.2
Investment components and other	(170.4)	147.1	—	(23.3)
Contracts recognized on acquisition of subsidiary(9)	1,172.5	371.2	22.9	1,566.6
Balance - December 31	3,610.8	35,530.6	2,651.3	41,792.7
(1)	Includes loss components of $139.0 at January 1, 2023 and $64.7 at December 31, 2023.
(2)

Incurred claims and other insurance service expenses included within estimates of the present value of future cash flows comprised Global Insurers and Reinsurers ($9,596.8), North American Insurers ($5,104.1) and International Insurers and Reinsurers ($1,779.7) reporting segments. Incurred claims and other insurance service expenses included within risk adjustment for non-financial risk comprised Global Insurers and Reinsurers ($677.1), North American Insurers ($191.1) and International Insurers and Reinsurers ($103.0) reporting segments.

(3)

Amortization of acquisition costs and other comprised Global Insurers and Reinsurers ($2,298.1), North American Insurers ($1,790.7) and International Insurers and Reinsurers ($565.3) reporting segments.

(4)

Reflects the release of risk adjustment for non-financial risk as claims are paid, primarily at the Global Insurers and Reinsurers ($589.9) and the North American Insurers ($155.9) reporting segments. When claims are initially incurred, the risk adjustment is included within the ‘incurred claims and other insurance service expenses’ line in the table above. Prior year reserve development included within estimates of present value of future cash flows include favourable prior year reserve development at the Global Insurers and Reinsurers reporting segment ($290.7), partially offset by adverse prior year reserve development at the International Insurers and Reinsurers ($167.2) and North American Insurers ($50.2) reporting segments.

(5)

Net finance expense from insurance contracts included within the estimates of present value of future cash flows comprised Global Insurers and Reinsurers ($1,401.4), North American Insurers ($407.6) and International Insurers and Reinsurers ($156.7) reporting segments.

(6)

Premiums received from insurance contracts comprised Global Insurers and Reinsurers ($15,665.9), North American Insurers ($8,229.0) and International Insurers and Reinsurers ($3,296.3) reporting segments.

(7)

Claims and other insurance service expenses paid, including investment components comprised Global Insurers and Reinsurers ($9,275.5), North American Insurers ($4,650.1) and International Insurers and Reinsurers ($1,612.3) reporting segments.

(8)	Insurance acquisition cash flows paid comprised Global Insurers and Reinsurers ($2,524.1), North American Insurers ($1,942.8) and International Insurers and Reinsurers ($729.7) reporting segments.
(9)

Principally reflects contracts recognized on the acquisition of Gulf Insurance, as described in note 21, which were primarily accounted for as if the company had entered into the contracts on the acquisition date, with the fair value of the contracts deemed as the premium received. Consequently, acquired contracts in their settlement period are included within the LRC and their expected settlement period deemed as the coverage period.

Year ended December 31, 2022

	Property and Casualty Insurance and Reinsurance
		Liability for incurred claims
			Risk
			adjustment
			for
	Liability for	Estimates of	non-
	remaining	present value of	financial
	coverage(1)	future cash flows	risk	Total
Balance - January 1	2,092.0	30,896.3	2,427.3	35,415.6

Changes in the consolidated statement of comprehensive income:
Insurance revenue	(24,494.8)	—	—	(24,494.8)
Incurred claims and other insurance service expenses(2)	106.8	15,972.3	825.1	16,904.2
Amortization of acquisition costs and other(3)	4,156.5	—	—	4,156.5
Prior year reserve development and release of risk adjustment on prior year claims(4)	—	(171.2)	(698.9)	(870.1)
Insurance service expenses	4,263.3	15,801.1	126.2	20,190.6
Insurance service result	(20,231.5)	15,801.1	126.2	(4,304.2)
Net finance (income) expenses from insurance contracts(5)	3.9	(1,586.1)	—	(1,582.2)
Foreign exchange effects and other	9.5	(577.5)	(73.5)	(641.5)
Total changes in the consolidated statement of comprehensive income	(20,218.1)	13,637.5	52.7	(6,527.9)
Cash flows:
Premiums received(6)	24,710.1	—	—	24,710.1
Claims and other insurance service expenses paid, including investment components(7)	—	(12,593.2)	—	(12,593.2)
Insurance acquisition cash flows(8)	(4,408.3)	—	—	(4,408.3)
Changes in funds withheld	(145.9)	36.7	—	(109.2)
	20,155.9	(12,556.5)	—	7,599.4
Investment components and other	(128.9)	131.6	—	2.7
Balance - December 31	1,900.9	32,108.9	2,480.0	36,489.8
(1)	Includes loss components of $190.9 at January 1, 2022 and $139.0 at December 31, 2022.
(2)	Incurred claims and other insurance service expenses included within estimates of present value of future cash flows comprised Global Insurers and Reinsurers ($9,950.5), North American Insurers ($4,336.1) and International Insurers and Reinsurers ($1,685.7) reporting segments. Incurred claims and other insurance service expenses included within risk adjustment for non-financial risk comprised Global Insurers and Reinsurers ($597.9), North American Insurers ($152.8) and International Insurers and Reinsurers ($74.4) reporting segments.
(3)	Amortization of acquisition costs and other comprised Global Insurers and Reinsurers ($2,139.2), North American Insurers ($1,561.3) and International Insurers and Reinsurers ($456.0) reporting segments.
(4)	Reflects the release of risk adjustment for non-financial risk as claims are paid, primarily at the Global Insurers and Reinsurers ($508.5) and the North American Insurers ($133.5) reporting segments. When claims are initially incurred, the risk adjustment is included within the ‘incurred claims and other insurance service expenses’ line in the table above. Prior year reserve development included within estimates of present value of future cash flows include favourable prior year reserve development at the International Insurers and Reinsurers reporting segment ($398.7), partially offset by adverse prior year reserve development at the North American Insurers ($133.2) and Global Insurers and Reinsurers ($94.3) reporting segments.
(5)	Net finance income from insurance contracts included within estimates of present value of future cash flows primarily comprised Global Insurers and Reinsurers ($1,171.0) and North American Insurers ($422.1) reporting segments.
(6)	Premiums received from insurance contracts comprised Global Insurers and Reinsurers ($14,602.3), North American Insurers ($7,442.7) and International Insurers and Reinsurers ($2,665.1) reporting segments.
(7)	Claims and other insurance service expenses paid, including investment components comprised Global Insurers and Reinsurers ($7,256.3), North American Insurers ($3,829.6) and International Insurers and Reinsurers ($1,507.3) reporting segments.
(8)	Insurance acquisition cash flows paid comprised Global Insurers and Reinsurers ($2,144.5), North American Insurers ($1,717.5) and International Insurers and Reinsurers ($546.3) reporting segments.

Development of insurance losses

The development of insurance liabilities illustrates the estimation uncertainty associated with these liabilities and provides a measure of the company’s ability to estimate the ultimate value of claims. The loss development tables below present the estimates of undiscounted cumulative claims, excluding the risk adjustment, on both a gross and net of reinsurance basis for insurance contracts issued by the property and casualty insurance and reinsurance reporting segments at the end of each calendar year, the cumulative payments made in respect of those claims in subsequent years and the re-estimated amount of each calendar year’s cumulative claims as at December 31, 2023.

Estimates of undiscounted gross cumulative claims

		Calendar year
	2017	2018	2019	2020	2021	2022	2023
Property and casualty provision for outstanding losses and loss adjustment expenses at December 31	25,284.5	25,426.9	26,528.3	28,700.5	32,329.1	36,306.4	41,221.8
Cumulative payments as of:
One year later	6,917.3	7,191.0	7,018.7	6,986.7	8,410.7	10,341.7
Two years later	11,052.3	11,487.9	11,133.7	11,990.6	14,571.5
Three years later	13,928.6	14,318.9	14,702.8	16,410.5
Four years later	15,843.4	16,807.6	17,959.2
Five years later	17,528.7	19,121.9
Six years later	19,141.7

Reserves re-estimated as of:
One year later	24,131.2	25,256.3	26,259.1	28,119.8	31,640.8	36,470.5
Two years later	24,091.7	25,124.0	26,052.6	27,894.1	32,041.6
Three years later	23,949.9	25,132.6	25,961.4	28,468.4
Four years later	24,046.1	25,286.7	26,611.8
Five years later	24,202.6	25,851.6
Six years later	24,554.7

Favourable (adverse) development	729.8	(424.7)	(83.5)	232.1	287.5	(164.1)

Favourable (adverse) development comprised of:
Effect of foreign currency translation	483.5	222.5	309.6	271.0	163.6	7.4
Favourable (adverse) loss reserve development	246.3	(647.2)	(393.1)	(38.9)	123.9	(171.5)
	729.8	(424.7)	(83.5)	232.1	287.5	(164.1)

Reconciliation to the LIC at the property and casualty insurance and reinsurance reporting segments
Property and casualty provision for outstanding losses and loss adjustment expenses as presented above							41,221.8
Effect of discounting							(6,193.1)
Risk adjustment for non-financial risk							3,137.6
Other(1)							347.2
Liability for incurred claims (PAA & GMM)							38,513.5
Less: Liability for incurred claims (GMM)							(331.6)
Liability for incurred claims (PAA)							38,181.9

Liability for incurred claims ( PAA) as presented in the table above
Estimates of present value of future cash flows							35,530.6
Risk adjustment for non-financial risk							2,651.3
Liability for incurred claims (PAA)							38,181.9
(1)	Primarily includes funds withheld and settled crop losses payable at Odyssey Group, partially offset by reinstatement premiums payable.

The effect of foreign currency translation in the table above primarily arose on translation of the provisions for losses to U.S. dollars of loss reserves of subsidiaries with functional currencies other than the U.S. dollar. The company’s exposure to foreign currency risk and the management thereof are discussed in note 22.

Loss reserve development in the table above excludes the loss reserve development of a subsidiary in the year it is acquired whereas the consolidated statement of earnings includes the loss reserve development of a subsidiary from its acquisition date.

Unfavourable loss reserve development in calendar year 2023 of $171.5 in the table above was principally comprised of large fronting losses at Fairfax Latin America, emergence related to asbestos and other latent claims and unfavourable loss experience related to accident years 2016 to 2019.

Estimates of undiscounted net cumulative claims(1)

		Calendar year
	2017	2018	2019	2020	2021	2022	2023
Property and casualty provision for outstanding losses and loss adjustment expenses at December 31	19,750.1	19,334.7	19,858.9	21,468.6	24,068.6	27,800.1	31,618.1
Cumulative payments as of:
One year later	5,297.4	5,407.0	5,339.8	5,426.1	6,415.3	7,791.6
Two years later	8,394.6	8,606.4	8,480.3	9,269.8	11,042.3
Three years later	10,562.7	10,719.0	11,216.3	12,456.8
Four years later	12,010.0	12,624.3	13,473.3
Five years later	13,291.3	14,142.2
Six years later	14,348.9

Reserves re-estimated as of:
One year later	18,642.9	19,052.8	19,587.2	21,233.4	23,808.7	27,534.6
Two years later	18,411.4	18,937.4	19,585.7	21,342.5	24,151.8
Three years later	18,275.8	19,052.3	19,845.5	21,728.2
Four years later	18,392.0	19,227.2	20,269.4
Five years later	18,589.3	19,589.3
Six years later	18,839.6

Favourable (adverse) development	910.5	(254.6)	(410.5)	(259.6)	(83.2)	265.5

Favourable (adverse) development comprised of:
Effect of foreign currency translation	183.4	9.4	101.7	108.6	126.4	12.2
Favourable (adverse) loss reserve development	727.1	(264.0)	(512.2)	(368.2)	(209.6)	253.3
	910.5	(254.6)	(410.5)	(259.6)	(83.2)	265.5
Reconciliation to the net LIC at the property and casualty insurance and reinsurance reporting segments
Property and casualty provision for outstanding losses and loss adjustment expenses as presented above							31,618.1
Effect of discounting							(4,679.9)
Risk adjustment for non-financial risk							2,134.0
Other(2)							(277.6)
Net liability for incurred claims (PAA & GMM)							28,794.6
Less: Net liability for incurred claims (GMM)							(286.3)
Net liability for incurred claims (PAA)							28,508.3

Net liability for incurred claims (PAA) as presented in the preceding table and note 9					LIC (PAA)	AIC (PAA) (note 9)	Net LIC (PAA)
Estimates of present value of future cash flows					35,530.6	8,821.0	26,709.6
Risk adjustment for non-financial risk					2,651.3	852.6	1,798.7
Net liability for incurred claims (PAA)					38,181.9	9,673.6	28,508.3
(1)	Net of asset for incurred claims for reinsurance contracts held.
(2)	Primarily includes reinsurance paid losses, partially offset by funds withheld and reclassification of certain retrospective contracts to LRC.